ACQUISITION OF WILSON-DAVIS - Preliminary allocation of the purchase price (Details) - USD ($)		3 Months Ended
	Feb. 07, 2024	Mar. 31, 2024
ACQUISITION OF WILSON-DAVIS
Cash payable	$ 8,000,000	$ 7,127,569
WILSON-DAVIS
ACQUISITION OF WILSON-DAVIS
Cash payable	7,127,569
Fair value of shares transferred from sponsor	8,850,100
Total consideration paid	28,948,866
Cash	11,333,271
Cash segregated	22,000,605
Receivables	4,065,148
Trading Securities, market value	6,875
Prepaid Income Tax	201,125
Accounts payable, accrued expenses and other current liabilities	(28,045,034)
Current portion of lease liability	(161,212)
Property and equipment	23,645
Cash deposit BDs and Clearing Organizations	3,536,664
Operating Lease Right-to-Use Lease Assets	395,063
Other Assets	385,058
Stock loan	(1,431,068)
Long-term Lease liability	(239,629)
Subordinated Borrowing	(1,950,000)
Trading Account deposit	(100,000)
Net assets acquired	10,020,511
Excess of purchase price over net liabilities assumed before allocation to identifiable intangible assets and goodwill	18,928,355	$ 18,928,355
WILSON-DAVIS | Short term
ACQUISITION OF WILSON-DAVIS
Short-term and long-term notes	5,000,000
WILSON-DAVIS | Long term
ACQUISITION OF WILSON-DAVIS
Short-term and long-term notes	$ 7,971,197